ACCUMULATED OTHER COMPREHENSIVE INCOME Reclassification from Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	$ 11,973	$ 16,218	$ (1,637)
Other financial items	38,219	(13,763)	(29,086)
Gain on sale of Golar Maria	65,619	0	0
Gain on loss of control	0	853,996	0
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	116,488	1,017,817	68,470
Gain (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	1,885	5,911	0
Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	4,156	12,630	1,502
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	(10,787)	8,989
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	(10,795)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities | Golar LNG Partners
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	(10,710)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities | GasLog [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	(85)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	8	8,989
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Currency swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items	(718)	0
Gain on loss of control	0	5,064
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Interest rate swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items	(1,644)	0
Gain on sale of Golar Maria	2,370	0
Gain on loss of control	$ 0	$ 3,925